Loan Receivables	6 Months Ended
Mar. 31, 2026
Loan Receivables [Abstract]
LOAN RECEIVABLES

4. LOAN RECEIVABLES

As of March 31, 2026 and September 30, 2025, loan receivables were $50.00 million.

In 2025, the Company entered into a “Loan Agreement” with a third party. Pursuant to the Loan Agreement, the Company loaned up to the amount of $50 million to the third party at the annual interest rate of 6% for 5 years. Interest amounting to $1.5 million was accrued in the current period.